Concentration of Credit Risk	12 Months Ended
Sep. 30, 2018
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Concentration of Credit Risk
The Company’s cash and cash equivalents and accounts receivable are potentially subject to concentration of credit risk. Cash and cash equivalents are placed with financial institutions that management believes are of high credit quality. Accounts receivable are derived from revenue earned from customers located in the U.S. and internationally and generally do not require collateral. The Company’s trade receivables do not represent a significant concentration of credit risk at September 30, 2018 and 2017 due to the wide variety of customers and markets into which products are sold and their dispersion across geographic areas. The Company does perform ongoing credit evaluations of its customers and maintains an allowance for potential credit losses on trade receivables. As of and for the years ended September 30, 2018, 2017 and 2016, no customer accounted for more than 10% of net sales or net accounts receivable.
The Company operates predominantly in nine countries worldwide and provides a wide range of proven product brands and advanced water and wastewater treatment technologies, mobile and emergency water supply solutions and service contract options through its Integrated Solutions and Services and Applied Product Technology segments. The Company is a multi-national business but its sales and operations are primarily in the U.S. Sales to unaffiliated customers are based on the Company locations that maintain the customer relationship and transacts the external sale.
The following tables set forth external net revenue, net of intercompany eliminations, and net asset information by region:

	Year Ended September 30,
	2018	2017	2016
Sales to external customers
United States	$1,067,636	$1,033,404	$950,229
Rest of World	271,905	214,020	186,967
Total	$1,339,541	$1,247,424	$1,137,196

	September 30, 2018	September 30, 2017
Net Assets
United States	$332,624	$187,247
Rest of World	29,392	29,328
	362,016	216,575

Long Lived Assets
United States	286,193	240,528
Rest of World	33,830	39,515
	$320,023	$280,043